Private Placement (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Sale of warrants (in Shares)		675,000
CleanTech Acquisition Corp [Member]
Private Placement (Details) [Line Items]
Common stock at a price of per share	$ 11.5	$ 11.5
CleanTech Acquisition Corp [Member] | Private Placement Warrant [Member]
Private Placement (Details) [Line Items]
Aggregate of private warrant (in Shares)	6,500,000	6,500,000
Warrants price per share	$ 1	$ 1
Aggregate warrant price (in Dollars)	$ 6,500,000	$ 6,500,000
CleanTech Acquisition Corp [Member] | Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Sale of warrants (in Shares)	675,000
Purchase price of private warrant	$ 1	$ 1
Gross proceeds (in Dollars)	$ 675,000	$ 675,000